Secured Term Loan Facilities and Revolving Credit Facilities - Additional Information (Detail)											1 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Aug. 02, 2021 USD ($) Year	Sep. 17, 2020 USD ($)	Mar. 28, 2019 USD ($)	Mar. 25, 2019 USD ($)	Oct. 28, 2016 USD ($)	Jul. 31, 2015 USD ($)	Jan. 27, 2015 USD ($)	Oct. 30, 2013 USD ($)	Oct. 25, 2013 USD ($)	Oct. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) Repayments	Dec. 31, 2020 USD ($)	Jun. 30, 2019	Jun. 30, 2017 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Debt instrument covenant description												financial covenants (each as defined within the bond agreement governing the 2020 Bonds (the “2020 Bond Agreement”)) are: (a) The issuer shall ensure that the Group (meaning “the Company and its subsidiaries”) maintains a minimum liquidity of no less than $35.0 million; and (b) maintain a Group equity ratio (as defined in the 2020 Bond Agreement) of at least 30%. As of December 31, 2021, the Company was in compliance with all covenants for the 2020 Bonds.		The 2020 Bond Agreement provides that we may declare or pay dividends to shareholders provided that the Company maintains a minimum liquidity of $60.0 million unless an event of default has occurred and is continuing. The 2020 Bond Agreement also limits us and our subsidiaries from, among other things, entering into mergers and divestitures, engaging in transactions with affiliates or incurring any additional liens which would have a material adverse effect. In addition, the 2020 Bond Agreement includes customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, false representation and warranty, a cross-default to other indebtedness, the occurrence of a material adverse effect, or our insolvency or dissolution.
Commitment fee on credit facility														0.91%
Unamortized Deferred costs												$ 2,000,000.0			$ 2,000,000.0
Line of credit facility ,expiration date										Apr. 30, 2027
Cash and cash equivalent carrying value	$ 123,886,000											59,056,000		$ 123,886,000	59,056,000
Gain loss on extinguishment of debt															500,000
Atlanticgas and Balearicgas [Member]
Debt Instrument [Line Items]
Debt Instrument, Term										12 years
Adriaticgas Celticgas and Happy Albatross [Member]
Debt Instrument [Line Items]
Debt Instrument, Term									12 years
Line of credit facility maximum borrowing capacity									$ 81,000,000.0
Line of credit facility ,expiration date									May 31, 2027
Beringgas and Pacificgas [Member]
Debt Instrument [Line Items]
Line of credit facility ,expiration date							Dec. 31, 2028
Ethylene Marine Export Terminal [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding	500,000													$ 500,000
Terminal Facility [Member]
Debt Instrument [Line Items]
Description Of Debt Modification Conditions														Under the Terminal Facility, the Marine Terminal Borrower must maintain a minimum debt service coverage ratio (as defined in the Terminal Facility) for the prior four calendar fiscal quarters (or shorter period of time if data for the prior four fiscal quarters is not available) of no less than 1.10 to 1.00.
Debt instrument variable rate description														plus 275 to 300 basis points
Line Of Credit Repayment Commencing Period														Mar. 31, 2021
Debt Instrument Covenant Description For Dividends Payments														the Marine Terminal Borrower can only pay dividends if the Marine Terminal Borrower satisfies certain customary conditions to paying a dividend, including maintaining a debt service coverage ratio for the immediately preceding four consecutive fiscal quarters and the projected immediately succeeding four consecutive fiscal quarters of not less than 1.20 to 1.00 and no default or event of default has occurred or is continuing
Terminal Facility [Member] | ING Capital LLC And SG America Securities [Member] | Ethylene Marine Export Terminal [Member]
Debt Instrument [Line Items]
Date of commencement of the terminal credit facility														Mar. 29, 2019
Line of credit facility maximum borrowing capacity												75,000,000.0			75,000,000.0
Terminal Facility [Member] | ING Capital LLC And SG America Securities [Member] | Ethylene Marine Export Terminal [Member] | Maturity Of Debt Time Two [Member]
Debt Instrument [Line Items]
Line of credit facility ,expiration date														Dec. 31, 2025
DB Credit Facility A [Member] | Atlanticgas and Balearicgas [Member]
Debt Instrument [Line Items]
Minimum Coverage Ratio Of Earnings Before Interest Taxes Depreciation And Amortization To Interest Expense										30.00%
Line of credit facility maximum borrowing capacity										$ 57,700,000
Line of credit outstanding amount										25,200,000
Line of credit facility periodic payment										$ 1,200,000
Debt instrumentvariable rate										205.00%
Cash and cash equivalent carrying value										$ 50,000,000.0
Percentage Of Senior Secured Loan Owed										5.00%
Collateral Requirements Percentage										125.00%
Santander Credit Facility A [Member] | Adriaticgas Celticgas and Happy Albatross [Member]
Debt Instrument [Line Items]
Line of credit outstanding amount									$ 37,100,000
Line of credit facility periodic payment									$ 1,200,000
Debt instrumentvariable rate									205.00%
Collateral Requirements Percentage									125.00%
Santander Credit Facility A [Member] | Quarterly Installment Three [Member] | Adriaticgas Celticgas and Happy Albatross [Member]
Debt Instrument [Line Items]
Line of credit facility periodic payment									$ 1,000,000.0
Santander Credit Facility B [Member]
Debt Instrument [Line Items]
Line of credit facility ,expiration date							Jan. 31, 2029
Santander Credit Facility B [Member] | Arcticgas and Happy Avocet [Member]
Debt Instrument [Line Items]
Debt Instrument, Term							12 years
Minimum Coverage Ratio Of Earnings Before Interest Taxes Depreciation And Amortization To Interest Expense							30.00%
Line of credit facility maximum borrowing capacity							$ 55,800,000
Line of credit outstanding amount							34,900,000
Line of credit facility periodic payment							$ 1,300,000
Debt instrumentvariable rate							205.00%
Cash and cash equivalent carrying value							$ 50,000,000.0
Percentage Of Senior Secured Loan Owed							5.00%
Collateral Requirements Percentage							125.00%
Santander Credit Facility B [Member] | Quarterly Installment Three [Member] | Arcticgas and Happy Avocet [Member]
Debt Instrument [Line Items]
Line of credit facility periodic payment							$ 1,100,000
DB Credit Facility B [Member] | Beringgas and Pacificgas [Member]
Debt Instrument [Line Items]
Debt Instrument, Term							12 years
Minimum Coverage Ratio Of Earnings Before Interest Taxes Depreciation And Amortization To Interest Expense							30.00%
Line of credit facility maximum borrowing capacity							$ 60,900,000
Line of credit outstanding amount							36,800,000
Line of credit facility periodic payment							$ 1,300,000
Debt instrumentvariable rate							205.00%
Cash and cash equivalent carrying value							$ 50,000,000.0
Percentage Of Senior Secured Loan Owed							5.00%
Collateral Requirements Percentage							125.00%
Minimum [Member] | Terminal Facility [Member]
Debt Instrument [Line Items]
Credit facility, final payment															3,400,000
Debt instrumentvariable rate														275.00%
Maximum [Member] | Terminal Facility [Member]
Debt Instrument [Line Items]
Credit facility, final payment															3,800,000
Debt instrumentvariable rate														300.00%
April 2013 Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility, refinancing								$ 120,000,000.0
January 2015 Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Term								7 years						7 years
Credit facility, amount outstanding												88,400,000			88,400,000
Line of credit facility maximum borrowing capacity								$ 278,100,000
January 2015 Secured Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Credit facility, final payment															15,600,000
Line of credit facility periodic payment															500,000
Collateral Requirements Percentage								135.00%
January 2015 Secured Term Loan Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Credit facility, final payment															18,300,000
Line of credit facility periodic payment															600,000
December 2015 Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity																		$ 290,000,000.0
October 2016 Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, expiring period						2023-11
Line of credit facility maximum borrowing capacity						$ 220,000,000.0
Line of credit outstanding amount														$ 78,400,000
Debt instrument number of periodic payments | Repayments														7
October 2016 Secured Revolving Credit Facility [Member] | Quarterly Installment One [Member]
Debt Instrument [Line Items]
Line of credit facility periodic payment														$ 4,100,000
October 2016 Secured Revolving Credit Facility [Member] | Quarterly Installment Three [Member]
Debt Instrument [Line Items]
Line of credit facility periodic payment														50,000,000.0
October 2016 Secured Revolving Credit Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding												20,000,000.0			20,000,000.0
October 2016 Secured Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Collateral Requirements Percentage						125.00%
June 2017 Secured Term Loan Facility [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity	100,000,000.0													100,000,000.0
Line of credit outstanding amount														86,600,000
Line of credit facility periodic payment														4,100,000
Cash and cash equivalent carrying value												65,900,000			65,900,000
June 2017 Secured Term Loan and Revolving Credit Facility [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity	$ 160,800,000													$ 160,800,000			$ 160,800,000
June 2017 Secured Term Loan and Revolving Credit Facility [Member] | Minimum [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Cash required as percent of indebtedness														5.00%
Total equity to total assets	30.00%													30.00%
Minimum Coverage Ratio Of Earnings Before Interest Taxes Depreciation And Amortization To Interest Expense														0.91%
Cash and cash equivalent carrying value	$ 25,000.0													$ 25,000.0
Collateral Requirements Percentage														125.00%
June 2017 Revolving Credit Facility [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity	60,800,000													$ 60,800,000
March 2019 Terminal Credit Agreement [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding	81,800,000													81,800,000
Credit facility, expiring period					2025-03
Line of credit facility periodic payment														$ 2,300,000
March 2019 Secured Term Loan [Member
Debt Instrument [Line Items]
Debt instrument covenant description														an amount equal to or greater than (i) $35.0 million, or (ii) 5% of Net Debt or total debt, as applicable; and the aggregate fair market value of the collateral vessels must be no less than 130% of the aggregate outstanding borrowing under the facility. As of December 31, 2021, the Company was in compliance with all covenants contained in this credit facility.
Final Payment Payable	54,400,000													$ 54,400,000
Proceeds from Issuance of Long-term Debt				$ 107,000,000.0
Line of credit facility maximum borrowing capacity					$ 107,000,000.0
Navigator Aurora Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Term														7 years
Unsecured Debt	54,800,000											$ 61,300,000		$ 54,800,000	61,300,000
Appraisal value of borrowings outstanding														20,800,000	$ 14,000,000.0
Line of credit facility maximum borrowing capacity											$ 69,100,000
Debt instrumentvariable rate											185.00%
September 2020 Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, final payment													$ 185,000,000.0	$ 7,400,000
Debt instrument covenant description														The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $35.0 million, or (ii) 5% of total indebtedness (as defined by the September 2020 Secured Revolving Credit Facility agreement), as applicable; b) the maintenance of the ratio of total stockholders’ equity to total assets (both as defined by the September 2020 Secured Revolving Credit Facility agreement) of not less than 30% and the aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 250 basis points per annum. As of December 31, 2021, the Company was in compliance with all covenants contained in this revolving credit facility.
Credit facility, expiring period			2024-09
Description Of Line Of Credit Maturity And Extended Maturity														The facility is due to mature in September 2024, but contains an option, subject to the consent of the Lenders, exercisable 12 to 36 months after the date of the agreement, to extend the maturity date of the facility by 12 months to September 2025.
Final Ballon Payment Of Line Of Credit	$ 150,900,000													$ 2,800,000
Line Of Credit Facility Extended Expiration Date			2025-09
Line of credit facility maximum borrowing capacity			$ 210,000,000.0
Line of credit outstanding amount														$ 210,000,000.0
Collateral Requirements Percentage														125.00%
2019 Senior Secured Term Loan Facility [Member] | August 2021 Amendment and Restatement Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity		$ 66,950,000
Line of credit facility ,expiration date		Aug. 02, 2021
Line of credit outstanding amount		$ 52,400,000
Debt instrument number of periodic payments | Year		9
Debt instrumentvariable rate		190.00%
Cash and cash equivalent carrying value		$ 50,000,000.0
Percentage Of Senior Secured Loan Owed		5.00%
Collateral Requirements Percentage		135.00%
2019 Senior Secured Term Loan Facility [Member] | Quarterly Installment One [Member] | August 2021 Amendment and Restatement Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility periodic payment		$ 26,200,000
2019 Senior Secured Term Loan Facility [Member] | Quarterly Installment Three [Member] | August 2021 Amendment and Restatement Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility periodic payment		$ 2,900,000
2019 Senior Secured Term Loan Facility [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member] | August 2021 Amendment and Restatement Agreement [Member]
Debt Instrument [Line Items]
Senior Secured Loan Basis Spread																1.873%
2019 Senior Secured Term Loan Facility [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member] | August 2021 Amendment and Restatement Agreement [Member]
Debt Instrument [Line Items]
Senior Secured Loan Basis Spread																1.88%